Share-based Compensation - Summary of Changes in Deferred Share Units (Details) - Cash Settled Plan - Deferred Share Units - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	2,398,333	1,708,383
Granted	644,737	689,950
Ending balance	3,043,070	2,398,333